Annual Fund Operating Expenses - Resource - Invesco Government and Agency Portfolio - Resource Class	Dec. 17, 2021
Operating Expenses:
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.16%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.32%